FINANCIAL INSTRUMENTS - Derivative Instruments (Details) R$ in Millions, $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 $ / shares	Dec. 31, 2019 CLP ($) R$ / $ $ / $	Dec. 31, 2019 USD ($) R$ / $ $ / $	Dec. 31, 2019 BRL (R$) R$ / $ $ / $	Nov. 06, 2019 CLP ($) R$ / $ $ / $	Nov. 06, 2019 USD ($) R$ / $ $ / $	Nov. 06, 2019 BRL (R$) R$ / $ $ / $	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Shares exposed to share price volatility	80.00%	350.02%
Hedging instrument, liabilities			$ 1.8					$ 5.9
Total derivatives not designated as hedges, assets			3.8					2.0
Shares exposed to share price volatility (in CAD per share) | $ / shares	$ 3.5002
Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities			1.8					5.9
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, assets			0.0					2.0
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary			3.0
Total derivatives not designated as hedges, assets			$ 3.8					$ 0.0
Cash flow hedge | Currency risk | Currency Contract, One
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $		3.87	3.87	3.87
Derivative Notional Amount, Nonmonetary | R$				R$ 192.9
Cash flow hedge | Currency risk | Currency Contract, Two
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $		3.85	3.85	3.85
Derivative Notional Amount, Nonmonetary | R$				R$ 93.0
Cash flow hedge | Currency risk | Forward Contract, One
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $		4.06	4.06	4.06	4.06	4.06	4.06
Derivative Notional Amount, Nonmonetary | R$				R$ 133.2
Hedging instrument, liabilities			$ (0.1)
Cash flow hedge | Currency risk | Forward Contract, Two
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $		740.19	740.19	740.19	740.19	740.19	740.19
Derivative Notional Amount, Nonmonetary		$ 69,600.0			$ 69,600.0	$ 94.7
Hedging instrument, liabilities			$ (1.2)
Derivative average price risk option strike price, percentage					58.00%	58.00%	58.00%
Cash flow hedge | Currency risk | Forward Contract, Three
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $		4.07	4.07	4.07
Derivative Notional Amount, Nonmonetary | R$				R$ 93.0
Hedging instrument, liabilities			$ (0.4)
Cash flow hedge | Currency risk | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary						$ 56.5	R$ 226.2
Cash flow hedge | Minimum | Currency risk | Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		53.00%	53.00%	53.00%
Cash flow hedge | Minimum | Currency risk | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage					37.00%	37.00%	37.00%
Cash flow hedge | Maximum | Currency risk | Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		45.00%	45.00%	45.00%
Cash flow hedge | Maximum | Currency risk | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage					45.00%	45.00%	45.00%
Sale of put options | Zero-cost collar contracts | Currency risk | Currency Contract, One
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | R$ / $		4.36	4.36	4.36
Sale of put options | Zero-cost collar contracts | Currency risk | Currency Contract, Two
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | R$ / $		4.32	4.32	4.32
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, assets			$ (3.8)